Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Intangible Assets Disclosure [Line Items]
Amortization expense related to intangible assets	$ 0	$ 7	$ 6	$ 14	$ 12	$ 22	$ 25	$ 0